SUBSEQUENT EVENTS (Details) - USD ($)				3 Months Ended
	Jan. 29, 2022	Dec. 29, 2021	Sep. 08, 2021	Dec. 31, 2020	Dec. 31, 2021
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Aggregate purchase price			$ 100,000,050	$ 25,000
Subscription Agreements | Private Investment in Public Equity Investment [Member]
Subsequent Event [Line Items]
Number of shares issued		5,000,000	10,000,005
Common Stock, Par or Stated Value Per Share		$ 0.0001
Purchase price per share		$ 10.00	$ 10.00
Aggregate purchase price		$ 50,000,000
Subsequent events | Subscription Agreements | Private Investment in Public Equity Investment [Member]
Subsequent Event [Line Items]
Number of shares issued	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Purchase price per share	$ 10.00
Aggregate purchase price	$ 50,000,000